NYSE Regulation

[redacted]

Received SEC
MAR 3 1 2009
Washington, DC 20549

09000989

CERTPAC
001-06523

VIA FACSIMILE AND U.S. MAIL
March 31, 2009

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Bank of America Corporation
Issuer CIK: 0000070858
Issuer File Number: 001-06523
Form 8-A Date: 3/31/2009

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on March 31, 2009) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Bear Market Strategic Accelerated Redemption Securities Linked to the iShares Dow Jones U.S. Real Estate Index Fund due September 30, 2010

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance